                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.     Name and address of issuer:    THE TRAVELERS GROWTH AND
                                      INCOME STOCK ACCOUNT

2. Name of each series or class of funds for which this notice is filed:

3.     Investment Company Act File Number:  811-1539

       Securities Act File Number:  2-27330

4.     Last day of fiscal year for which this notice is filed:
       DECEMBER 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1) if applicable (see instruction A.6):

7. Number and amount of securites of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                    0

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                    0

9. Number and aggregate sale price of securities sold during the fiscal year:

                            5,263,777 / $43,697,212

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                            5,263,777 / $43,697,212

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11.    Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):



12.    Calculation of registration fees:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on 24f-2 (from item 10):                 $  43,697,212

        (ii)      Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from item 11, if applicable):              +

       (iii)      Aggregate price of shares redeemed or
                  repurchased during the fiscal year:               -  55,932,885

        (iv)      Aggregate price of shares redeemed or
                  repurchased and previously applied as a
                  reduction to filing fees pursuant to Rule
                  24e-2 (if applicable):                            +           0
                                                                    -------------
         (v)      Net aggregate price of securities sold and
                  and issued during the fiscal year in reliance
                  on Rule 24f-2 [line (i), plus line (ii), less
                  line (iii), plus line (iv)] (if applicable):        (12,235,673)


        (vi)      Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable
                  law or regulation (see instruction C.6):         x.000344827586
                                                                    -------------
       (vii)      Fee due [line (i) or line (v) multiplied by
                  line (vi)]:                                       $           0
                                                                    =============

INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a). [ ]

Date for mailing or wire transfer of filing fees to the Commission's lockbox directory:

                                 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*  /s/ Kathleen A. McGah
                         --------------------------------------------------
                               Counsel and Assistant Secretary
                         --------------------------------------------------


Date:  2/29/96
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  *Please print the name and title of the signing officer below the signature.